Document and Entity Information	Apr. 29, 2020
Cover [Abstract]
Entity Registrant Name	BOEING CO
Amendment Flag	false
Entity Central Index Key	0000012927
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity File Number	1-442
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	91-0425694
Entity Address, Address Line One	100 N. Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-1596
City Area Code	(312)
Local Phone Number	544-2000
Security 12b Title	Common Stock, $5.00 Par Value
Trading Symbol	BA
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false